Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Allocated Stock-based Compensation Expense

The following table summarizes the components of stock-based compensation expense in the condensed consolidated statements of operations for the three and six months ended June 30, 2017 and 2016, respectively (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Research and development	$35	$108	$73	$235
General and administrative	162	514	352	1,043

Total stock-based compensation from continuing operations	$197	$622	$425	$1,278

The following table summarizes the components of stock-based compensation expense in the Consolidated Statements of Comprehensive Loss for the years ended December 31, 2016, 2015, and 2014 (in thousands):

	2016	2015	2014
Research and development	$298	$350	$484
General and administrative	1,966	1,591	4,903

Total stock-based compensation	$2,264	$1,941	$5,387

Assumptions for Option Grants Issued

The Company uses the Black-Scholes option-pricing model and the following weighted-average assumptions to determine the fair value of all its stock options granted:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2015*	2017	2016
Risk free interest rate	1.58%	1.41%	1.87%	1.41%
Volatility	132.13%	76.30%	116.41%	75.63%
Expected lives (years)	5.50	6.25	5.92	6.25
Expected dividend yield	—%	—%	—%	—%

The Company uses the Black-Scholes option-pricing model and the following weighted-average assumptions to determine the fair value of all its stock options granted:

	2016	2015	2014
Risk free interest rate	1.47%	1.67%	2.01%
Volatility	102.62%	73.97%	79.37%
Expected lives (years)	5.93	6.16	6.16
Expected dividend yield	0.00%	0.00%	0.00%

Stock Option Activity

The following table summarizes stock option activity of the Company for the six months ended June 30, 2017:

	Total Number of Shares (In Thousands)	Weighted Average Exercise Price	Aggregate Intrinsic Value (In Thousands)
Outstanding at January 1, 2017	561	$41.50
Granted	105	1.30
Exercised	—	—	$—
Canceled	(161)	34.21	$—

Outstanding at June 30, 2017	505	$35.49	$—

Options exercisable at June 30, 2017	300	$54.15	$—

The following table summarizes option activity of the company:

	Total Number of Shares (In Thousands)	Weighted Average Exercise Price
Outstanding at December 31, 2015	663	$51.60
Granted	146	9.40
Exercised	(8)	31.44
Cancelled	(240)	50.28

Outstanding at December 31, 2016	561	$41.50

Options exercisable at December 31, 2016	329	$56.06